Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
THOR Equal Weight Low Volatility ETF | THOR Equal Weight Low Volatility ETF
Prospectus [Line Items]
Annual Return [Percent]	9.54%	5.90%